Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 3,347,962	$ 3,383,777
Less: allowance for doubtful accounts	(2,011,691)	(2,082,442)
Accounts receivable, net	$ 1,336,271	$ 1,301,335